SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of separate component of stockholders' deficit
	September 30, 2023	September 30, 2022	September 30, 2021
Year-end CAD: USD exchange rate	0.7365	0.7279	0.7884
Annual average CAD: USD exchange rate	0.7416	0.7830	0.7786
Year-end RMB: USD exchange rate	0.1371	0.1406	0.1551
Annual average RMB: USD exchange rate	0.1419	0.1527	0.1557
Year-end HKD: USD exchange rate	0.1277	0.1274	0.1284
Annual average HKD: USD exchange rate	0.1277	0.1279	0.1288

Schedule of antidilutive securities excluded from computation of earnings per share
	2023	2022	2021
Stock options	10,300,000	10,300,000	10,300,000
Common stock warrants	-	-	-
Total	10,300,000	10,300,000	10,300,000

Schedule of estimated useful lives of property and equipment
Furniture and Fixtures	5 – 7 years
Machinery and Equipment	3 – 7 years